Customer Accounts (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Deposit Liabilities [Line Items]
Checking accounts, .15% and under	$ 2,331,170	$ 1,247,885
Passbook and statement accounts, .20% and under	622,546	404,937
Insured money market accounts, .01% to .30%	2,536,971	1,888,020
Certificate accounts
Less than 2.00%	4,524,158	4,716,427
2.00% to 2.99%	602,683	631,256
3.00% to 3.99%	98,610	175,549
4.00% to 4.99%	146	25,335
5.00% to 5.99%	644	862
Total certificates	5,226,241	5,549,429
Customer accounts	10,716,928	9,090,271
Within 1 year	3,147,172	3,642,142
1 to 2 years	999,090	789,037
2 to 3 years	659,867	406,960
Over 3 years	420,112	711,290
Customer accounts greater than $250,000	$ 1,887,216	$ 1,336,054
Minimum
Deposit Liabilities [Line Items]
Money market rate	0.01%	0.01%
Maximum
Deposit Liabilities [Line Items]
Checking rate	0.15%	0.15%
Passbook and statement rate	0.20%	0.20%
Money market rate	0.30%	0.30%